Segment Reporting (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment

The following tables include the results of each of the Company’s reportable segments reconciled to the consolidated financial statements (in thousands):

	Three Months Ended June 30, 2024

	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
External revenues
Investment income, net	$—	$—	$11,028	$—	$—	$11,028
Loss on financial instruments, net	—	—	(1,175)	(8)	—	(1,183)
Interest income	—	—	—	12	—	12
Trust services and administration revenues	—	189	—	—	—	189
Other income	—	—	—	—	—	—

Intersegment revenues
Interest income	10,849	—	—	—	(10,849)	—
Trust services and administration revenues	—	5,193	—	—	(5,193)	—
Total revenues	10,849	5,382	9,853	4	(16,042)	10,046

External expenses
Employee compensation and benefits	430	356	—	3,064	—	3,850
Interest expense	3,081	—	—	1,207	—	4,288
Professional services	474	396	622	4,052	—	5,544
Provision for credit losses	—	—	522	2	—	524
Loss on impairment of goodwill	—	3,129	—	265	—	3,394
Release of loss contingency related to arbitration award	—	—	—	(54,973)	—	(54,973)
Other expenses	451	214	120	2,296	—	3,081

Intersegment expenses
Interest expense	—	—	34,799	—	(34,799)	—
Provision for credit losses	6,927	—	—	—	(6,927)	—
Other expenses	—	—	3,419	—	(3,419)	—
Total expenses	11,363	4,095	39,482	(44,087)	(45,145)	(34,292)

Operating income (loss)	$(514)	$1,287	$(29,629)	$44,091	$29,103	$44,338

	Three Months Ended June 30, 2023
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
External revenues
Investment income, net	$—	$—	$500	$—	$—	$500
Loss on financial instruments, net	—	—	(1,803)	(1,658)	—	(3,461)
Interest income	—	—	8	108	—	116
Trust services and administration revenues	—	8	—	94	—	102

Intersegment revenues
Interest income	12,007	—	—	—	(12,007)	—
Trust services and administration revenues	—	6,568	—	—	(6,568)	—
Total revenues	12,007	6,576	(1,295)	(1,456)	(18,575)	(2,743)

External expenses
Employee compensation and benefits	2,493	560	—	32,770	—	35,823
Interest expense	758	—	1,874	1,152	—	3,784
Professional services	633	501	1,261	7,978	—	10,373
Loss on impairment of goodwill	901,000	195,305	—	—	—	1,096,305
Other expenses	654	207	356	5,725	—	6,942

Intersegment expenses
Interest expense	—	—	29,780	—	(29,780)	—
Provision for loan losses	9,495	—	—	—	(9,495)	—
Other expenses	—	—	3,844	—	(3,844)	—
Total expenses	915,033	196,573	37,115	47,625	(43,119)	1,153,227

Operating income (loss)	$(903,026)	$(189,997)	$(38,410)	$(49,081)	$24,544	$(1,155,970)

	As of June 30, 2024
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
Loans to Customer ExAlt Trusts, net	$255,858	$—	$—	$—	$(255,858)	$—
Investments, at fair value	—	—	331,367	—	—	331,367
Other assets	2,310	21,884	19,362	9,250	(36,181)	16,625
Goodwill and intangible assets, net	—	7,767	—	5,545	—	13,312
Total Assets	$258,168	$29,651	$350,729	$14,795	$(292,039)	$361,304

	As of March 31, 2024
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
Loans to Customer ExAlt Trusts, net	$256,184	$—	$—	$—	$(256,184)	$—
Investments, at fair value	—	—	329,113	6	—	329,119
Other assets	5,814	20,398	19,467	12,510	(35,513)	22,676
Goodwill and intangible assets, net	—	10,896	—	5,810	—	16,706
Total Assets	$261,998	$31,294	$348,580	$18,326	$(291,697)	$368,501

The following tables include the results of each of the Company’s reportable segments reconciled to the consolidated financial statements (dollars in thousands):

	Year Ended March 31, 2024
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
External revenues
Investment loss, net	$—	$—	$4,791	$—	$—	$4,791
Loss on financial instruments, net	—	—	(102,584)	(1,937)	—	(104,521)
Interest income	—	—	10	447	—	457
Trust services and administration revenues	—	365	—	—	—	365
Other income	—	—	215	(3)	—	212

Intersegment revenues
Interest income	46,947	—	—	—	(46,947)	—
Trust services and administration revenues	—	24,169	—	—	(24,169)	—
Total revenues	46,947	24,534	(97,568)	(1,493)	(71,116)	(98,696)

External expenses
Employee compensation and benefits	5,903	2,297	—	56,929	—	65,129
Interest expense	8,724	—	4,091	4,744	—	17,559
Professional services	1,993	1,187	3,277	23,542	—	29,999
Provision for credit losses	—	—	254	5,762	—	6,016
Loss on impairment of goodwill	1,725,880	583,323	—	45,117	—	2,354,320
Loss on arbitration	—	—	—	54,973	—	54,973
Other expenses	2,057	997	1,191	17,609	—	21,854

Intersegment expenses
Interest expense	—	—	126,339	—	(126,339)	—
Provision for loan losses	113,354	25,541	—	—	(138,895)	—
Other expenses	—	—	15,345	—	(15,345)	—
Total expenses	1,857,911	613,345	150,497	208,676	(280,579)	2,549,850

Operating income (loss)	$(1,810,964)	$(588,811)	$(248,065)	$(210,169)	$209,463	$(2,648,546)

	As of March 31, 2024
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
Loans to Customer ExAlt Trusts, net	$256,184	$—	$—	$—	$(256,184)	$—
Investments, at fair value	—	—	329,113	6	—	329,119
Other assets	5,814	20,398	19,467	12,510	(35,513)	22,676
Goodwill and intangible assets, net	—	10,896	—	5,810	—	16,706
Total Assets	$261,998	$31,294	$348,580	$18,326	$(291,697)	$368,501

	Year Ended March 31, 2023
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
External revenues
Investment loss, net	$—	$—	$(54,010)	$—	$—	(54,010)
Loss on financial instruments, net	—	—	(35,085)	(16,336)	—	(51,421)
Interest income	—	—	54	358	—	412
Trust services and administration revenues	—	30	—	—	—	30
Other income	—	—	—	86	—	86

Intersegment revenues
Interest income	50,819	—	—	—	(50,819)	—
Trust services and administration revenues	—	29,012	—	—	(29,012)	—
Total revenues	50,819	29,042	(89,041)	(15,892)	(79,831)	(104,903)

External expenses
Employee compensation and benefits	8,527	2,219	—	34,781	—	45,527
Interest expense	2,893	—	8,957	3,621	—	15,471
Professional services	2,849	2,018	5,033	28,522	—	38,422
Provision for credit losses	—	—	13,843	6,737	—	20,580
Other expenses	2,313	759	1,905	23,292	—	28,269

Intersegment expenses
Interest expense	—	—	110,905	—	(110,905)	—
Provision for loan losses	80,749	—	—	—	(80,749)	—
Other expenses	—	—	18,354	—	(18,354)	—
Total expenses	97,331	4,996	158,997	96,953	(210,008)	148,269

Operating income (loss)	$(46,512)	$24,046	$(248,038)	$(112,845)	$130,177	$(253,172)

	As of March 31, 2023
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
Loans to Customer ExAlt Trusts, net	$366,760	$—	$—	$—	$(366,760)	$—
Investments, at fair value	—	—	491,859	5,362	—	497,221
Other assets	9,447	47,466	10,447	21,849	(46,761)	42,448
Goodwill and intangible assets, net	1,725,880	594,219	—	50,927	—	2,371,026
Total Assets	$2,102,087	$641,685	$502,306	$78,138	$(413,521)	$2,910,695